KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
KALMAR “GROWTH-WITH-VALUE” SMALL CAP FUND
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge on Reinvested Dividends	none
Redemption Fee (as a percentage of amounts redeemed within 90 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	KALMAR GROWTH-WITH-VALUE SMALL CAP FUND
Management Fee	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.45%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND	147	458	791	1,734

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.68% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund will invest at least 80% of its assets in the common stocks of small capitalization (“small cap”) companies whose stock market capitalizations (total equity market value of outstanding shares) are $3 billion or less at the time of purchase. Using its “Growth-with-Value” investment philosophy, the Fund’s adviser, Kalmar Investment Advisers (“Kalmar”), seeks to invest in smaller companies that it believes have the potential for significant future business growth and capital appreciation, yet whose stocks, at the time of purchase, are also trading at prices that are undervalued in the public trading markets. Kalmar’s “Growth-with-Value” investment philosophy integrates what it believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the “good growth businesses” underlying their stocks. Kalmar seeks to invest in dynamic, forward-looking smaller companies capable of strong present and future growth by offering solutions to real problems or innovative products and services to growing markets of substance.

Kalmar’s investment philosophy is primarily a fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Fund’s research/portfolio management team uses an independent, hands-on, in-house-research-driven approach to investment management decision-making. Kalmar believes that this conservative approach to small company investing can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover “aggressive growth” or “emerging growth” investment styles of many other small cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to generate higher long-term returns, to limit transaction costs and to increase tax efficiency for its shareholders. Due to market factors such as appreciation and capital gains, a small cap company may appreciate to a mid or large cap company. The Fund may continue to hold the stock of such companies provided that it is consistent with the Fund’s investment objective and strategies.
Principal Risks of Investing in the Fund
  Common Stocks — The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even more extended periods. Therefore, the value of your investment in the Fund may fluctuate, sometimes rapidly and unpredictably, and you could lose money.
  Small Cap Stocks — A preponderant portion of the Fund’s investments will be in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.
  Market Risk — Investments in common stocks in general are subject to market, economic and business risks that will cause their market value to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.
  Management Risk — As with all mutual funds, the Fund is subject to the risk that an investment strategy used by Kalmar may fail to produce the intended result and the Fund may be unable to achieve its investment objective.
  Opportunity Risk — As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
  Value Investing Risk — The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

Performance Information
The bar chart and performance table below illustrates some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of the Russell 2000® Growth Index, a broad-based securities index that serves as the Fund’s benchmark. The Russell 2000® Index provides a comparison to a broader universe of small cap companies (both growth and value).

Past performance (before and after taxes) is not necessarily an indication of future results.
Kalmar “Growth-with-Value” Small Cap Fund Calendar Year Total Returns

Best Quarter	Worst Quarter
18.64%	(27.83)%
6/30/03	12/31/08

Average Annual Total Return as of 12/31/11
Average Annual Total Returns		1 Year	5 Years	10 Years
KALMAR GROWTH-WITH-VALUE SMALL CAP FUND		0.50%	3.96%	6.25%
Return After Taxes on Distributions KALMAR GROWTH-WITH-VALUE SMALL CAP FUND	[1]	(0.29%)	3.14%	5.60%
Return After Taxes on Distributions and Sale of Shares KALMAR GROWTH-WITH-VALUE SMALL CAP FUND	[1]	1.39%	3.37%	5.43%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) KALMAR GROWTH-WITH-VALUE SMALL CAP FUND		(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) KALMAR GROWTH-WITH-VALUE SMALL CAP FUND		(4.18%)	0.15%	5.62%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.